Comprehensive Income and Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Components of Other Comprehensive Income (Loss), Net of Tax
The accumulated balances related to each component of other comprehensive income (loss), net of tax, are as follows:

	Foreign Currency Translation Component	Pension and Other Postretirement Benefit Plans	Accumulated Other Comprehensive Income (Loss)
		(In thousands)
Balance at December 31, 2014	$(2,591)	$(43,440)	$(46,031)
Other comprehensive gain (loss) loss attributable to Belden before reclassifications	(20,820)	4,434	(16,386)
Amounts reclassified from accumulated other comprehensive income (loss)	—	3,430	3,430
Net current period other comprehensive gain (loss) attributable to Belden	(20,820)	7,864	(12,956)
Balance at December 31, 2015	(23,411)	(35,576)	(58,987)
Other comprehensive gain (loss) attributable to Belden before reclassifications	18,750	(5,166)	13,584
Amounts reclassified from accumulated other comprehensive income (loss)	—	6,336	6,336
Net current period other comprehensive gain attributable to Belden	18,750	1,170	19,920
Balance at December 31, 2016	$(4,661)	$(34,406)	$(39,067)

Summary of Effects of Reclassifications from Accumulated Other Comprehensive Income (Loss)
The following table summarizes the effects of reclassifications from accumulated other comprehensive income (loss):

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)	Affected Line Item in the Consolidated Statements of Operations and Comprehensive Income
	(In thousands)
Amortization of pension and other postretirement benefit plan items:
Settlement loss	$7,630	(1)
Actuarial losses	2,756	(1)
Prior service credit	(84)	(1)
Total before tax	10,302
Tax benefit	(3,966)
Total net of tax	$6,336

(1)	The amortization of these accumulated other comprehensive income (loss) components are included in the computation of net periodic benefit costs (see Note 17).